Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues
Software	$ 9,976,580	$ 8,256,492
Consulting	2,379,947	2,307,129
Other	216,749	259,496
Total revenues	12,573,276	10,823,117
Cost of revenues	6,209,724	4,633,844
Gross profit	6,363,552	6,189,273
Operating expenses
Product development	3,206,310	5,565,097
Sales and marketing	7,792,480	7,498,114
General and administrative	11,320,715	5,638,408
Depreciation and amortization	1,315,898
Total operating expenses	23,635,403	18,701,619
Loss from operations	(17,271,851)	(12,512,346)
Other income (expense)
Interest income (expense) net	156,678	91,239
Change in fair value of Convertible Notes	766,000
Other	(254)	17,892
Total other income (expense)	922,424	109,131
Net loss before income tax expense	(16,349,427)	(12,403,215)
Income tax expense	(30,985)
Equity in losses of investee	(3,692)
Net loss	(16,384,104)	(12,403,215)
Net loss attributable to noncontrolling interest in consolidated subsidiary	849,759
Net Loss attributable to Akerna shareholders	$ (15,534,345)	$ (12,403,215)
Basic and diluted weighted average common shares outstanding	11,860,212	6,045,382
Basic and diluted net loss per common share	$ (1.31)	$ (2.05)